Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives (Details)	Dec. 31, 2024	Mar. 31, 2024
Machinery and equipment [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	5 years	5 years
Furniture and fixtures [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	5 years	5 years
Motor vehicles [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	5 years	5 years
Minimum [Member] | Leasehold improvements [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	3 years	3 years
Maximum [Member] | Leasehold improvements [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	10 years	10 years